Mortgage Banking Activities, Analysis of Changes in Fair Value MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in MSRs measured at fair value
Fair value, beginning of year	$ 14,649
Changes in fair value:
Net changes in valuation model inputs or assumptions	(2,569)	$ 960	$ (126)
Changes due to collection/realization of expected cash flows over time	(2,210)	(1,875)	(1,989)
Total changes in fair value	(4,779)	(915)	(2,115)
Fair value, end of year	11,517	14,649
Carried at fair value [Member]
Changes in MSRs measured at fair value
Fair value, beginning of year	14,649	13,625	12,959
Purchases	0	0	541
Servicing from securitizations or asset transfers	1,933	2,010	2,263
Sales and other (2)	(286)	(71)	(23)
Net additions	1,647	1,939	2,781
Changes in fair value:
Net changes in valuation model inputs or assumptions	(2,569)	960	(126)
Changes due to collection/realization of expected cash flows over time	(2,210)	(1,875)	(1,989)
Total changes in fair value	(4,779)	(915)	(2,115)
Fair value, end of year	11,517	14,649	13,625
Carried at fair value [Member] | Mortgage interest rates [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	(2,406)	1,337	(103)
Carried at fair value [Member] | Servicing and foreclosure costs [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	48	818	96
Carried at fair value [Member] | Discount rates [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	145	(830)	13
Carried at fair value [Member] | Prepayment estimates and other [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	$ (356)	$ (365)	$ (132)